Other Income (Tables)	12 Months Ended
Mar. 31, 2019
Expense By Nature [Abstract]
Summary of Other Income

Other income consists of the following:

(Dollars in millions)
	Year ended March 31,
	2019	2018	2017
Interest income on financial assets carried at amortized cost	201	260	352
Interest income on financial assets fair valued through other comprehensive income	92	106	28
Dividend income on investments carried at fair value through profit or loss	—	1	4
Gain / (loss) on investments carried at fair value through profit or loss	24	39	18
Exchange gains / (losses) on forward and options contracts	27	—	89
Exchange gains / (losses) on translation of other assets and liabilities	18	36	(54)
Others	49	71	22
	411	513	459